Accounts receivable, net - Aging of accounts receivable (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts receivable
Accounts receivable	¥ 10,666,230	$ 1,461,268	¥ 7,819,344
Within 90 days
Accounts receivable
Accounts receivable	3,606,000	494,020	3,127,336
90 - 180 days
Accounts receivable
Accounts receivable	3,606,000	494,020	2,737,936
180 days - 1 year
Accounts receivable
Accounts receivable	¥ 3,454,230	$ 473,228	¥ 1,954,072